Share-based compensation - Fair value assumptions (Details) - Contingently convertible share units - CNY (¥) ¥ / shares in Units, ¥ in Thousands		11 Months Ended	12 Months Ended
	Feb. 06, 2015	Dec. 31, 2015	Dec. 31, 2015
Share-based compensation
Forfeited (in shares)			0
Fair value of options granted (in dollars per share)	¥ 147.10	¥ 300.00	¥ 300.00
Fair value per unit
Expected volatility (as a percent)	25.10%	29.00%
Risk-free interest rate (per annum) (as a percent)	1.50%	1.51%
Risk-based interest rate (per annum) (as a percent)	6.00%	4.75%
Expected term (in years)	1 year 10 months 24 days	1 year
Fair value of underlying ordinary shares (in CNY/dollars per share)	¥ 23.18	¥ 50.11	¥ 50.11
Fair value of awards	¥ 85,906		¥ 175,200
Selling, general and administrative expenses
Fair value per unit
Fair value adjustment			¥ 116,800